Supplement Dated September 10, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes may apply to your variable annuity and/or variable life product(s).

On pages 181 and 182, in the section “Sub-Advisory Fees” please delete the rows for the JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund and on pages 187 and 188, please delete footnotes 8 and 10 in their entirety and replace them with the following:

FUND	ASSETS	FEES
JNL/Franklin Templeton Income Fund17	$0 to $50 million $50 million to $200 million $200 million to $500 million Over $500 million	.625% .465% .375% .350%
JNL/Franklin Templeton Global Growth Fund17	$0 to $50 million $50 million to $200 million $200 million to $500 million Over $500 million	.625% .465% .375% .350%
JNL/Franklin Templeton Global Multisector Bond Fund17	$0 to $100 million $100 million to $250 million $250 million to $500 million $500 million to $750 million Amounts over $750 million	.45% .40% .38% .37% .36%
JNL/Franklin Templeton International Small Cap Growth Fund17	$0 to $100 million $101 million to $250 million $250 million to $500 million $500 million to $750 million $750 to $1,000 million Over $1,000 million	.67% .64% .62% .60% .59% .55%
JNL/Franklin Templeton Mutual Shares Fund17	$0 to $1 billion Over $1 billion	.51% .49%
JNL/Franklin Templeton Small Cap Value Fund17	$0 to $200 million $200 million to $500 million Over $500 million	.60% .52% .50%
17 For the purpose of calculating the sub-adviser fee for the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton International Small Cap Growth Fund, the JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Franklin Templeton Small Cap Value Fund, the following fee discount is applied based on the combined average daily net assets of the portfolios:  Assets between $500 million and $1.0 billion, 2.5% fee reduction, assets between $1.0 billion and $1.5 billion, 5.0% fee reduction, assets between $1.5 billion and $2.5 billion, 7.5% fee reduction and assets above $2.5 billion, 10.0% fee reduction.

This Supplement is dated September 10, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX9735 09/12